Other Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Investments
Balance at the begining of the year	¥ 503,117	¥ 489,862
Additions	23,685	51,860
Less: impairment loss	(118,026)	(65,940)
Foreign currency translation adjustments	(21,136)	(27,335)
Balance at the end of the year	¥ 387,640	¥ 503,117